Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted	The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2018, 2019 and 2020 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2018		2019		2020
Weighted-average assumptions
Risk-free interest rate	1.14%		1.37%		0.70%
Expected lives	6.55	years	5.98	years	5.73	years
Expected volatility *	38.49%		32.52%		29.30%
Expected dividends	0.40%		0.35%		0.32%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of Activities Regarding Stock Acquisition Rights Plan
A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2020 is as follows:

	Fiscal year ended March 31, 2020
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	12,213,900	3,665
Granted	3,279,700	6,669
Exercised	2,294,900	3,294
Forfeited or expired	322,000	5,500

Outstanding at end of the fiscal year	12,876,700	4,982	7.52	19,459

Exercisable at end of the fiscal year	6,235,700	3,581	6.43	15,552